LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Severance payments actually paid	$ 400	$ 96	$ 230
Expected deposits to be made in the next fiscal year for severance and pension payment obligations	950
Deposits made for severance payment obligations	408	252
2019	1,122
2020	51
2021	51
2022	9
2023	56
Thereafter (through 2028)	685
Total	1,974
TAT and Turbochrome [Member]
Defined Benefit Plan Disclosure [Line Items]
Severance pay expenses	968	910	777
Limco Piedmont Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
401(K) profit sharing plan contributions made by company	$ 385	$ 350	$ 344
Percentage of employees contribution matched by employer	100.00%
Percentage of employees contribution	2.00%
Percentage of employees contribution matched by employer, two	50.00%